Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Goods for resale	€ 149,060	€ 138,909
Raw materials and supplies	1,104,795	1,064,776
Work in progress and semi-finished goods	1,210,085	1,331,644
Finished goods	995,337	666,028
Total inventories	3,459,277	3,201,357
Impairment of inventory			€ 5,000
Cost of inventories	€ 4,108,027	€ 3,761,316	€ 3,017,550